Vessels, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Vessels

The amounts in the accompanying Consolidated Balance Sheets are analyzed as follows:

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance January 1, 2024	$119,303	$(20,030)	$99,273

Vessel acquisition - “Konkar Asteri”	26,625	—	26,625
Vessel acquisition - “Konkar Venture”	21,007	—	21,007
Vessel additions	24	—	24
Depreciation	—	(6,904)	(6,904)
Balance December 31, 2024	$166,958	$(26,934)	$140,024

Balance January 1, 2025	$166,958	$(26,934)	$140,024

Vessel additions	869	—	869
Depreciation	—	(7,574)	(7,574)
Balance December 31, 2025	$167,827	$(34,508)	$133,319